Acquisition of Star 26 - Schedule of Fair Value of The Common Warrant (Details) - Common Warrant [Member]	Jan. 12, 2026
Expected volatility [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	264
Risk-free interest rate [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	3.66
Expected dividend yield [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	0
Expected term [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	5
Conversion price [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	1.5
Underlying share price [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	3.81
Fair value [Member]
Schedule of Fair Value of The Common Warrant [Line Items]
Warrant and rights outstanding, measurement input	45,645